Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2022	$ 249,816	$ 1,301	$ 291,448	$ 2,595	$ (13,035)	$ (32,493)
Changes in equity
Loss for the period	(18,666)	0	0	0	0	(18,666)
Other comprehensive (expense)/income	831	0	0	(788)	1,619	0
Total comprehensive loss for the period	(17,835)	0	0	(788)	1,619	(18,666)
Share-based compensation expense	1,002	0	0	1,002	0	0
Total transactions with owners	1,002	0	0	1,002	0	0
Ending balance at Jun. 30, 2023	232,983	1,301	291,448	2,809	(11,416)	(51,159)
Beginning balance at Dec. 31, 2023	218,968	1,301	291,463	4,651	(10,507)	(67,940)
Changes in equity
Loss for the period	(18,045)	0	0	0	0	(18,045)
Other comprehensive (expense)/income	(2,385)	0	0	(650)	(1,735)	0
Total comprehensive loss for the period	(20,430)	0	0	(650)	(1,735)	(18,045)
Share-based compensation expense	139	0	0	139	0	0
Transfer of share options	0	0	0	(427)	0	427
Total transactions with owners	139	0	0	(288)	0	427
Ending balance at Jun. 30, 2024	$ 198,677	$ 1,301	$ 291,463	$ 3,713	$ (12,242)	$ (85,558)